Schedule of Investments
March 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–115.32%
Collateralized Mortgage Obligations–5.74%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$106,457	$107,166
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 01/25/2032(b)	94,363	8,004
6.50%, 10/25/2024 to 02/25/2033(b)	1,098,727	156,348
7.00%, 02/25/2028(b)	192,630	17,609
8.00%, 05/25/2030(b)	248,562	43,103
6.00%, 02/25/2033 to 09/25/2035(b)(d)	1,412,554	208,270
5.50%, 11/25/2033 to 06/25/2035(b)	648,485	105,336
PO, 0.00%, 09/25/2032(c)	37,852	33,300
Fannie Mae REMICs,
3.50%, 09/25/2023 to 08/25/2042(b)	1,485,324	176,647
4.00%, 07/25/2024 to 08/25/2047(b)	816,974	522,629
2.50%, 12/25/2025 to 08/25/2049(b)	22,201,198	3,368,393
5.50%, 12/25/2025 to 07/25/2046(b)	429,381	156,546
7.00%, 03/18/2027 to 05/25/2033(b)	451,061	263,059
6.50%, 10/25/2028 to 05/25/2033(b)	113,291	102,638
5.85% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	344,476	348,273
5.76% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	293,871	297,663
5.35% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,054,526	1,042,460
5.26% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	32,131	31,953
5.25% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	175,816	173,239
5.19% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	769,270	759,877
5.20% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	607,629	602,520
6.80% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	123,908	149,831
6.43% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	164,476	193,017
5.79% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	634,690	639,805
5.30% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	348,587	341,900
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
6.60%, 06/25/2039(a)	$332,576	$351,627
5.00%, 04/25/2040	166,499	164,719
2.00%, 05/25/2044 to 03/25/2051(b)	6,647,446	1,071,600
IO, 3.00%, 10/25/2026 to 07/25/2045(b)	7,744,770	4,307,208
8.00%, 08/18/2027 to 09/18/2027(b)	149,344	14,670
0.75%, 10/25/2031(b)	3,153	51
1.85% (6.70% - (1.00 x 1 mo. USD LIBOR)), 10/25/2031 to 05/25/2035(b)(e)	602,526	44,291
3.05% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(b)(e)	75,140	7,420
3.14% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(b)(e)	58,969	4,550
3.10% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(b)(e)	47,965	4,458
3.24% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(b)(e)	115,065	11,739
3.25% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(b)(e)	155,330	16,116
2.15% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(b)(e)	253,026	18,815
2.95% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(b)(e)	53,080	5,473
3.15% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(b)(e)	344,058	37,825
3.34% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(b)(e)	211,522	18,819
3.40% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(b)(e)	278,431	38,494
6.00%, 05/25/2033(b)	15,628	2,563
1.20% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(b)(e)	840,340	52,212
1.90% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(b)(e)	47,970	3,352
1.75% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(b)(e)	171,785	10,305
1.80% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(b)(e)	212,225	574
1.70% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(b)(e)	140,367	10,325
1.30% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(b)(e)	401,831	45,410
4.50%, 02/25/2043(b)	341,318	49,550
1.05% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(b)(e)	1,666,559	129,998
0.00%, 02/25/2056(d)	4,689,860	240,018

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(d)	$216,547,877	$660,168
Series KC03, Class X1, IO, 0.63%, 11/25/2024(d)	20,993,101	180,379
Series K051, Class X1, IO, 0.50%, 09/25/2025(d)	56,273,331	591,123
Series K734, Class X1, IO, 0.65%, 02/25/2026(d)	16,662,841	241,005
Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	15,595,200	374,396
Series K093, Class X1, IO, 0.95%, 05/25/2029(d)	13,190,587	614,187
Series Q004, Class AFL, 4.20%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	361,298	361,311
Freddie Mac REMICs,
5.00%, 09/15/2023	7,214	7,187
2.00%, 12/15/2023	136,447	134,006
3.44% (COFI 11 + 1.37%), 03/15/2024(e)	23,855	23,924
4.00%, 10/15/2024 to 03/15/2045(b)	280,744	172,894
3.50%, 11/15/2025 to 05/15/2032	627,761	608,023
3.00%, 07/15/2026 to 05/15/2040(b)	3,982,220	425,340
1.50%, 08/15/2027	5,999,322	5,524,704
6.95%, 03/15/2028	103,545	106,344
6.50%, 08/15/2028 to 03/15/2032	1,118,723	1,146,302
5.28% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	82,462	82,452
6.00%, 01/15/2029 to 04/15/2029	171,744	175,396
5.03% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	92,379	91,754
5.56% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	101,852	102,210
5.08% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 01/15/2033(e)	139,595	138,703
5.33% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	24,506	24,497
8.00%, 03/15/2030	50,621	53,520
5.63% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	78,563	79,433
5.18% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	238,609	237,365
5.68% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	160,392	162,305
5.23% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	475,659	469,761
7.57% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	22,342	27,200
4.98% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,223,101	1,201,528
5.13% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	67,263	66,220
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.87% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	$110,519	$108,709
IO, 1.32% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(b)(e)	128,427	3,221
2.97% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(b)(e)	14,850	380
2.50%, 09/15/2027 to 09/25/2048(b)	10,519,455	2,073,276
3.99% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(b)(e)	14,791	174
3.42% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(b)(e)	147,514	9,268
2.02% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(b)(e)	691,457	36,509
2.07% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(b)(e)	104,627	5,877
2.04% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(b)(e)	166,175	9,558
2.32% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(b)(e)	13,451	1,433
1.39% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(b)(e)	840,434	70,566
0.00%, 02/15/2039(d)	1,853,432	96,073
1.57% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(b)(e)	224,179	15,700
1.42% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(b)(e)	270,835	28,905
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,873,146
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	348,538	17,580
3.27%, 12/15/2027(d)	88,252	3,928
6.50%, 02/01/2028(b)	22,068	2,234
7.00%, 09/01/2029(b)	204,724	27,863
7.50%, 12/15/2029(b)	14,660	2,168
8.00%, 06/15/2031(b)	373,474	70,906
6.00%, 12/15/2032(b)	77,967	9,868
0.00%, 12/01/2031 to 03/01/2032(c)	201,224	176,226
5.18%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	543,137	538,197
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,236,385	1,314,919
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	251,296	224,012
		37,316,101
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–24.56%
9.00%, 08/01/2022 to 05/01/2025	$2,626	$2,660
5.50%, 01/01/2024 to 03/01/2053	28,845,255	29,303,992
6.00%, 07/01/2024 to 10/01/2029	185,686	191,079
6.50%, 07/01/2028 to 04/01/2034	410,662	425,470
2.50%, 02/01/2031 to 10/01/2051	19,185,414	16,742,407
8.50%, 03/01/2031 to 08/01/2031	104,771	110,917
7.00%, 10/01/2031 to 10/01/2037	166,153	174,430
7.50%, 01/01/2032 to 08/01/2037	4,365,998	4,582,388
3.00%, 02/01/2032 to 05/01/2050	32,479,882	29,985,429
8.00%, 08/01/2032	62,932	66,220
5.00%, 01/01/2037 to 07/01/2052	9,290,391	9,340,791
4.50%, 05/01/2038 to 07/01/2052	17,204,394	17,077,887
5.35%, 07/01/2038 to 10/17/2038	1,040,219	1,058,443
5.45%, 11/25/2038	1,041,059	1,067,082
5.80%, 01/20/2039	438,686	443,427
4.00%, 06/01/2042 to 07/01/2049	17,646,996	17,286,964
3.50%, 09/01/2045 to 05/01/2050	18,286,931	17,263,787
2.00%, 12/01/2051 to 01/01/2052	17,565,381	14,637,424
Series 43, Class PH, 6.50%, 10/17/2024	17,116	17,109
		159,777,906
Federal National Mortgage Association (FNMA)–43.83%
6.00%, 05/01/2023 to 05/01/2040	1,468,264	1,519,746
7.00%, 07/01/2023 to 01/01/2036	1,246,092	1,285,695
6.50%, 08/01/2023 to 11/01/2038	2,045,192	2,122,659
5.50%, 01/01/2024 to 04/01/2038	2,799,101	2,876,815
5.00%, 03/01/2025 to 01/01/2053	9,009,929	9,059,520
4.50%, 07/01/2025 to 07/01/2044	3,729,009	3,753,165
7.50%, 02/01/2027 to 08/01/2037	1,748,879	1,824,511
3.59%, 10/01/2028	9,586,000	9,321,449
3.00%, 02/01/2029 to 01/01/2052	62,865,816	57,821,595
9.50%, 04/01/2030	3,832	3,909
5.63%, 08/01/2032	60,448	60,008
8.50%, 10/01/2032	142,929	153,552
8.00%, 04/01/2033	148,188	158,692
3.50%, 11/01/2034 to 05/01/2050	43,461,714	41,445,709
2.50%, 03/01/2035 to 04/01/2052	76,905,118	67,073,805
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
2.00%, 09/01/2035 to 01/01/2052	$59,584,300	$51,228,723
5.45%, 01/01/2038	240,738	242,747
4.00%, 02/01/2042 to 03/01/2050	35,948,389	35,157,757
		285,110,057
Government National Mortgage Association (GNMA)–21.07%
7.00%, 06/15/2023 to 01/20/2030	161,409	164,338
6.50%, 01/15/2024 to 10/15/2028	20,037	20,667
3.00%, 12/16/2025 to 02/20/2050	2,743,562	2,519,697
6.00%, 06/15/2028 to 04/20/2029	67,869	69,238
7.50%, 06/15/2028 to 08/15/2028	100,417	100,529
8.00%, 09/15/2028	3,183	3,175
5.50%, 05/15/2033 to 10/15/2034	269,572	277,297
7.10%, 11/20/2033(a)	801,954	837,638
5.00%, 11/20/2037	341,015	340,066
5.90%, 01/20/2039(a)	755,920	783,643
4.52%, 07/20/2041(a)	776,240	771,886
2.74%, 09/20/2041	594,219	580,185
3.21% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	423,069	413,747
3.50%, 05/20/2046 to 06/20/2050	11,726,230	11,144,099
4.00%, 02/20/2048 to 03/20/2050	4,157,760	4,019,396
IO, 1.92% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(b)(e)	1,193,363	73,991
4.50%, 09/16/2047(b)	729,724	117,423
1.47% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(b)(e)	657,356	63,607
TBA, 2.00%, 04/01/2053(f)	4,984,000	4,234,511
2.50%, 04/01/2053(f)	23,848,000	20,989,035
3.00%, 04/01/2053(f)	29,450,000	26,826,931
3.50%, 04/01/2053(f)	9,700,000	9,094,129
4.50%, 04/01/2053(f)	23,100,000	22,754,197
5.00%, 04/01/2053(f)	18,040,000	18,063,959
5.50%, 04/01/2053(f)	6,400,000	6,472,875
Series 2020-137, Class A, 1.50%, 04/16/2062	7,889,065	6,351,558
		137,087,817
Uniform Mortgage-Backed Securities–20.12%
TBA, 4.00%, 04/01/2038(f)	11,600,000	11,416,938
2.00%, 04/01/2053(f)	56,619,000	46,813,066
2.50%, 04/01/2053(f)	39,845,000	34,346,079
3.50%, 04/01/2053(f)	11,380,000	10,574,954
4.50%, 04/01/2053(f)	14,800,000	14,502,134
5.00%, 04/01/2053(f)	13,280,000	13,245,763
		130,898,934
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $821,810,949)		750,190,815
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Commercial Paper–8.20%
Diversified Banks–8.20%
BNP Paribas S.A. (France), 0.00%, 02/08/2024	$8,000,000	$7,644,552
BPCE S.A. (France), 0.00%, 11/15/2023(g)	20,000,000	19,342,643
Societe Generale S.A. (France), 0.00%, 11/15/2023(g)	20,000,000	19,337,936
Svenska Handelsbanken AB (Sweden), 5.53%(SOFR + 0.69%), 08/29/2023(e)(g)	7,000,000	7,010,340
Total Commercial Paper (Cost $53,308,238)		53,335,471

Asset-Backed Securities–6.13%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	156,072	130,372
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	1,495,727	1,389,362
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	26,145	22,520
Series 2006-A, Class 1A1, 4.16%, 02/20/2036(a)	192,180	175,203
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 4.15%, 03/25/2035(a)	760,625	687,651
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.55%, 01/15/2051(d)	12,771,293	249,804
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(a)(g)	3,147,890	2,780,113
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 03/15/2027(g)	405,000	403,382
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.88%, 11/13/2050(d)	6,657,313	177,667
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,549,929	1,344,400
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	1,178,988	996,276
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.94%, 12/25/2035(a)	14,529	12,095
Series 2007-A2, Class 2A1, 4.14%, 06/25/2035(a)	190,147	180,090
Series 2007-A2, Class 2A4, 4.14%, 06/25/2035(a)	175,655	165,425
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.99%, 11/10/2046(d)	4,628,627	10,472
Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(d)	17,172,467	568,711
Citigroup Mortgage Loan Trust, Series 2004-UST1, Class A4, 4.65%, 08/25/2034(a)	53,829	48,721
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A, 5.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	$518,536	$473,955
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	11,669	10,777
COMM Mortgage Trust,
Series 2013-LC13, Class XA, IO, 0.95%, 08/10/2046(d)	17,414,390	18,766
Series 2015-CR24, Class XA, IO, 0.69%, 08/10/2048(d)	34,057,874	439,674
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	804,730	769,888
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 5.39% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	146,901	127,731
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.53%, 08/25/2043(a)(g)	1,268,710	1,201,154
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	313,021	282,119
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 3.98%, 06/25/2034(a)	296,414	279,933
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.48%, 06/27/2037(a)(g)	1,452,042	1,245,911
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	346,876	315,813
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(a)	630,309	559,025
GSAA Home Equity Trust, Series 2007-7, Class A4, 5.39% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	24,930	23,534
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	163,416	142,392
Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(a)	106,291	96,197
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.11% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(g)	4,228,805	4,198,106
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 3.86%, 02/25/2035(a)	385,783	356,116
Series 2005-A3, Class 6A5, 3.63%, 06/25/2035(a)	198,810	191,919
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	564,441	524,343
Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	578,560	527,853
Series 2017-5, Class A1, 3.30%, 10/26/2048(a)(g)	452,187	437,286
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	148,090	133,883
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Luminent Mortgage Trust, Series 2006-1, Class A1, 5.57% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	$30,350	$24,579
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.10%, 04/21/2034(a)	105,657	99,919
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	216,179	194,816
Series 2005-A, Class A1, 5.08% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	260,973	235,713
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(d)	5,445,246	181,058
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,321,215
Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A2, 5.39% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	40,763	8,450
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	28,442	21,604
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	5,610,803	4,082,056
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(g)	7,176,102	5,829,711
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	377,529	352,116
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 5.15% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	231,819	195,299
Series 2004-20, Class 3A1, 3.84%, 01/25/2035(a)	44,732	44,003
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 5.08% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	435,173	380,057
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 4.67%, 11/25/2032(a)	29,686	28,414
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(d)	10,179,024	320,359
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(d)	3,766,798	4
Series 2001-3, Class IO, 0.00%, 10/15/2031(d)	1,949,402	2
Series 2002-2, Class IO, 0.00%, 01/15/2032(d)	5,388,292	544
Series 2002-3, Class IO, 0.26%, 08/15/2032(d)	6,170,172	32,393
Series 2003-1, Class IO, 0.07%, 11/15/2032(d)	9,965,209	19,322
Principal Amount		Value

Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(a)(g)	$1,001,127	$953,648
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(a)	136,042	125,669
Series 2007-HY2, Class 2A1, 3.77%, 11/25/2036(a)	43,514	37,904
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(d)	9,075,121	298,523
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,856,500	2,403,548
Total Asset-Backed Securities (Cost $47,103,349)		39,889,565

Agency Credit Risk Transfer Notes–3.62%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2042(e)(g)	4,594,943	4,588,574
Series 2022-R06, Class 1M1, 7.31% (30 Day Average SOFR + 2.75%), 05/25/2042(e)(g)	3,608,159	3,667,807
Series 2023-R02, Class 1M2, 7.92% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	5,550,000	5,539,454
Freddie Mac,
Series 2022-DNA4, Class M1B, STACR®, 7.91% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,652,737
Series 2022-HQA3, Class M1, STACR®, 6.86% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	5,121,615	5,137,604
Total Agency Credit Risk Transfer Notes (Cost $23,624,160)		23,586,176
Certificates of Deposit–1.39%
Diversified Banks–1.39%
Canadian Imperial Bank of Commerce (Canada), 5.56% (SOFR + 0.73%), 08/04/2023(e) (Cost $9,000,000)	9,000,000	9,014,935
U.S. Treasury Securities–0.25%
U.S. Treasury Bills–0.25%
4.40% - 4.70%, 05/11/2023 (Cost $1,634,822)(h)(i)	1,643,000	1,634,822
Shares
Money Market Funds–1.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(j)(k) (Cost $7,779,992)	7,779,992	7,779,992
TOTAL INVESTMENTS IN SECURITIES–136.11% (Cost $964,261,510)		885,431,776
OTHER ASSETS LESS LIABILITIES—(36.11)%		(234,917,005)
NET ASSETS–100.00%		$650,514,771
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Investment Abbreviations:
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2023.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $101,769,278, which represented 15.64% of the Fund’s Net Assets.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,552,417	$40,740,014	$(49,512,439)	$-	$-	$7,779,992	$120,103

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	12	June-2023	$1,453,688	$18,266	$18,266
U.S. Treasury Long Bonds	24	June-2023	3,147,750	129,000	129,000
Subtotal—Long Futures Contracts				147,266	147,266
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	234	June-2023	(48,310,032)	(273,500)	(273,500)
U.S. Treasury 5 Year Notes	556	June-2023	(60,886,344)	(790,376)	(790,376)
U.S. Treasury 10 Year Notes	93	June-2023	(10,687,734)	(293,531)	(293,531)
U.S. Treasury Ultra Bonds	1	June-2023	(141,125)	2,531	2,531
Subtotal—Short Futures Contracts				(1,354,876)	(1,354,876)
Total Futures Contracts				$(1,207,610)	$(1,207,610)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$750,190,815	$—	$750,190,815
Commercial Paper	—	53,335,471	—	53,335,471
Asset-Backed Securities	—	39,889,565	—	39,889,565
Agency Credit Risk Transfer Notes	—	23,586,176	—	23,586,176
Certificate of Deposit	—	9,014,935	—	9,014,935
U.S. Treasury Securities	—	1,634,822	—	1,634,822
Money Market Funds	7,779,992	—	—	7,779,992
Total Investments in Securities	7,779,992	877,651,784	—	885,431,776
Other Investments - Assets*
Futures Contracts	149,797	—	—	149,797
Other Investments - Liabilities*
Futures Contracts	(1,357,407)	—	—	(1,357,407)
Total Other Investments	(1,207,610)	—	—	(1,207,610)
Total Investments	$6,572,382	$877,651,784	$—	$884,224,166

*	Unrealized appreciation (depreciation).
Invesco Quality Income Fund